Initial Public Offering (Details)		12 Months Ended
	Mar. 12, 2021 $ / shares shares	Dec. 31, 2022 D $ / shares shares
Public Warrants
Initial Public Offering
Number of units sold | shares		1
Public warrants exercisable term from the closing of the initial public offering		12 months
Public Warrants exercisable term after the completion of a business combination		30 days
Public Warrants expiration term		5 years
Threshold issue price per share		$ 9.20
Percentage of gross proceeds on total equity proceeds		60.00%
Threshold trading days determining volume weighted average price		20 days
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)		115.00%
Stock price trigger for redemption of public warrants (in dollars per share)		$ 18.00
Adjustment of redemption price of stock based on market value and newly issued price 2 (as a percent)		180
Public Warrants | Class A Common Stock
Initial Public Offering
Threshold trading days determining volume weighted average price		10 days
Threshold maximum period for filing registration statement after business combination		60 days
Exercise price by surrendering of whole warrants		$ 0.361
Average reported sale price		10 days
Public Warrants | Redemption of Warrants When the Price per of Class A Common Stock Equals or Exceeds $10.00
Initial Public Offering
Redemption price per public warrant (in dollars per share)		$ 0.10
Minimum threshold written notice period for redemption of public warrants		30 days
Threshold number of business days before sending notice of redemption to warrant holders		three
Public Warrants | Redemption of Warrants When the Price per of Class A Common Stock Equals or Exceeds $10.00 | Class A Common Stock
Initial Public Offering
Stock price trigger for redemption of public warrants (in dollars per share)		$ 10.00
Public Warrants | Redemption of Warrants When the Price per of Class A Common Stock Equals or Exceeds $18.00
Initial Public Offering
Redemption price per public warrant (in dollars per share)		$ 0.01
Minimum threshold written notice period for redemption of public warrants		30 days
Public Warrants | Redemption of Warrants When the Price per of Class A Common Stock Equals or Exceeds $18.00 | Class A Common Stock
Initial Public Offering
Stock price trigger for redemption of public warrants (in dollars per share)		$ 18.00
Threshold trading days for redemption of public warrants | D		20
Threshold consecutive trading days for redemption of public warrants | D		30
Private Placement Warrants | Redemption of Warrants When the Price per of Class A Common Stock Equals or Exceeds $10.00 | Class A Common Stock
Initial Public Offering
Stock price trigger for redemption of public warrants (in dollars per share)		$ 18.00
Initial Public Offering
Initial Public Offering
Number of units sold | shares	33,350,000	33,350,000
Purchase price, per unit	$ 10.00
Initial Public Offering | Class A Common Stock
Initial Public Offering
Number of shares in a unit | shares	1
Initial Public Offering | Public Warrants
Initial Public Offering
Number of warrants in a unit | shares	0.25
Number of shares issuable per warrant | shares	1
Exercise price of warrants	$ 11.50	$ 11.50
Over-allotment option
Initial Public Offering
Number of units sold | shares	3,350,000
Purchase price, per unit	$ 10.00
Maximum number of shares issued to underwriters | shares	4,500,000